Submission	Aug. 14, 2024
Submission [Line Items]
Central Index Key	0001281895
Registrant Name	ROCKET PHARMACEUTICALS, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES